Consolidated Schedule of Investments (unaudited) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 1.6%
ALM Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.58%, 10/15/29	USD	325	$325,429
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/20/34		250	250,203
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3-mo. CME Term SOFR + 6.76%), 12.09%, 10/25/34		250	249,975
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.83%, 07/15/31		250	246,775
Birch Grove CLO Ltd.
Series 19A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 06/15/31		500	499,064
Series 2021-3A, Class D1, (3-mo. CME Term SOFR + 3.46%), 8.77%, 01/19/35		500	498,478
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.76%, 10/22/30		143	143,163
Carlyle U.S. CLO Ltd., Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.38%, 01/20/31		500	499,250
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.83%, 10/15/34		250	248,936
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.33%, 10/15/34		250	248,027
Cedar Funding IX CLO Ltd., Series 2018-9A, Class D, (3-mo. CME Term SOFR + 2.86%), 8.18%, 04/20/31		250	249,185
Cedar Funding XIV CLO Ltd.
Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/15/33		500	497,715
Series 2021-14A, Class E, (3-mo. CME Term SOFR + 6.60%), 11.92%, 07/15/33		250	244,670
CIFC Funding Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 9.13%, 07/16/30		500	500,152
Elmwood CLO I Ltd, Series 19-1A, Class 1RR, (3-mo. CME Term SOFR + 1.52%), 6.83%, 04/20/37		250	250,627
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.38%, 04/20/34		750	751,393
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 04/15/33		500	500,807
Elmwood CLO VII Ltd., Series 2020-4A, Class SUB, 0.00%, 01/17/34		1,000	657,800
Generate CLO Ltd., Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.08%, 01/22/35		750	741,474
GoldenTree Loan Management U.S. CLO Ltd.
Series 2019-5A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.13%, 10/20/32		250	250,184
Series 2021-11A, Class E, (3-mo. CME Term SOFR + 5.61%), 10.93%, 10/20/34		1,500	1,448,577
Series 2021-9A, Class E, (3-mo. CME Term SOFR + 5.01%), 10.33%, 01/20/33		750	724,956
Golub Capital Partners CLO Ltd.
Series 2021-53A, Class E, (3-mo. CME Term SOFR + 6.96%), 12.28%, 07/20/34		250	250,711

Security		Par (000)	Value

Cayman Islands (continued)
Golub Capital Partners CLO Ltd. (continued)
Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.14%, 07/20/34	USD	250	$248,886
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.82%, 10/19/34		500	503,215
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.26%, 10/18/30		250	250,519
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.94%, 04/25/32		250	250,500
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/17/34		500	500,314
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.23%, 01/22/35		250	249,239
Myers Park CLO Ltd., Series 2018-1A, Class E, (3-mo. CME Term SOFR + 5.76%), 11.08%, 10/20/30		250	249,805
Neuberger Berman CLO XIV Ltd., Series 2012-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.61%, 01/28/30		181	181,494
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 46A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 01/20/36		250	250,277
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/15/34		1,500	1,487,272
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/25/34		250	250,578
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.62%, 05/23/31		492	492,215
Palmer Square CLO Ltd.
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 7.08%, 10/17/31		250	249,726
Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 7.61%, 11/15/36		500	500,999
Palmer Square Loan Funding Ltd., Series 2021-4A, Class E, (3-mo. CME Term SOFR + 7.77%), 13.09%, 10/15/29		500	502,208
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.98%, 07/15/34		1,650	1,620,403
Pikes Peak CLO, Series 2021-11A, Class A1, (3-mo. CME Term SOFR + 1.95%), 7.27%, 07/25/34		1,500	1,509,373
Rad CLO Ltd., Series 2021-15A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.78%, 01/20/34		250	247,397
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3-mo. CME Term SOFR + 7.87%), 13.19%, 10/15/33		250	250,618
Regatta XXIV Funding Ltd.
Series 2021-5A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 01/20/35		250	248,585
Series 2021-5A, Class E, (3-mo. CME Term SOFR + 7.06%), 12.38%, 01/20/35		250	248,857
RR Ltd., Series 2024-28R, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.84%, 04/15/37		500	502,092

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
RRX Ltd., Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 12.17%, 07/15/35	USD	250	$254,067
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.78%, 01/20/34		750	741,856
Stratus CLO Ltd.
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 5.26%), 10.58%, 12/29/29		1,250	1,226,514
Series 2021-1A, Class SUB, 0.00%, 12/29/29		1,250	777,512
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.33%, 12/28/29		300	300,017
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.33%, 12/29/29		250	250,296
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.73%, 01/15/34		500	501,073
TICP CLO IX Ltd., Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.48%, 01/20/31		250	251,535
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3-mo. CME Term SOFR + 6.96%), 12.28%, 10/20/32		500	503,393
Trestles CLO V Ltd., Series 2021-5A, Class E, (3-mo. CME Term SOFR + 6.61%), 11.93%, 10/20/34		1,000	990,011
Trimaran CAVU Ltd.
Series 2019-1A, Class E, (3-mo. CME Term SOFR + 7.30%), 12.62%, 07/20/32		500	497,913
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.84%, 10/25/34		550	543,572
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/17/32		250	249,834
Whitebox CLO II Ltd., Series 2020-2A, Class ER, (3-mo. CME Term SOFR + 7.36%), 12.68%, 10/24/34		250	251,683
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/15/34		1,000	992,475
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.43%, 10/15/34		1,250	1,254,989

			30,658,863

United States(b) — 1.8%
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39		3,000	2,885,710
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/26		2,404	2,149,015
Series 2021-3, Class F, 4.24%, 01/17/41		3,661	3,077,630
Mariner Finance Issuance Trust, Series 2021-BA, Class E, 4.68%, 11/20/36		470	395,401
Mill City Solar Loan Ltd.
Series 2019-1A, Class C, 5.92%, 03/20/43		1,209	993,778
Series 2019-1A, Class D, 7.14%, 03/20/43		1,849	1,254,838
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44		341	287,356
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39		3,000	2,637,372
Progress Residential Trust
Series 2021-SFR10, Class F, 4.61%, 12/17/40		2,956	2,611,126
Series 2021-SFR11, Class G, 4.69%, 01/17/39		3,000	2,587,189
Series 2021-SFR9, Class F, 4.05%, 11/17/40		2,400	2,075,276
Series 2022-SFR1, Class F, 4.88%, 02/17/41		2,000	1,756,757
Series 2022-SFR1, Class G, 5.52%, 02/17/41		2,000	1,709,474

Security		Par (000)	Value

United States (continued)
Progress Residential Trust (continued)
Series 2022-SFR3, Class E1, 5.20%, 04/17/39	USD	2,700	$2,580,944
Republic Finance Issuance Trust
Series 2020-A, Class D, 7.00%, 11/20/30		600	576,654
Series 2021-A, Class D, 5.23%, 12/22/31		800	725,272
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(a)		3,500	2,977,459
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,255,914
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	795,935
Series 2022-SFR1, Class E2, 5.74%, 04/17/39		1,200	1,158,296

			34,491,396

Total Asset-Backed Securities — 3.4% (Cost: $70,508,599)			65,150,259

		Shares

Common Stocks

Canada — 0.5%
Cameco Corp.		214,469	9,290,796
Enbridge, Inc.		22,000	795,024

			10,085,820

China — 0.8%
BYD Co. Ltd., Class H		448,376	11,480,688
Contemporary Amperex Technology Co. Ltd., Class A		128,000	3,330,513

			14,811,201

Denmark — 0.1%
Novo Nordisk A/S, Class B		7,685	985,781

Finland — 0.4%
Neste OYJ		281,730	7,639,166

France — 2.8%
Accor SA		81,858	3,821,656
BNP Paribas SA		87,264	6,212,750
Cie de Saint-Gobain SA		228,168	17,708,963
EssilorLuxottica SA		15,113	3,418,735
Hermes International SCA		1,133	2,895,699
LVMH Moet Hennessy Louis Vuitton SE		16,373	14,732,360
TotalEnergies SE		38,467	2,646,121
TotalEnergies SE, ADR		44,000	3,028,520

			54,464,804

Germany — 1.5%
Adidas AG, Class N		24,144	5,394,462
Bayerische Motoren Werke AG		995	114,802
Mercedes-Benz Group AG, Class N		184,109	14,661,874
Siemens AG, Class N, Registered Shares		40,494	7,731,878

			27,903,016

Hong Kong — 0.2%
AIA Group Ltd.		464,200	3,122,475

Israel — 0.3%
Nice Ltd., ADR (c)(d)		22,760	5,931,711

Italy — 1.0%
Ariston Holding NV		450,912	2,532,057

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Intesa Sanpaolo SpA	2,922,891	$10,611,655
UniCredit SpA	175,605	6,669,352

		19,813,064

Japan — 2.8%
Daikin Industries Ltd.	34,100	4,656,036
FANUC Corp.	201,100	5,609,979
Honda Motor Co. Ltd.	496,000	6,137,349
Japan Airlines Co. Ltd.	290,200	5,510,232
Keyence Corp.	17,500	8,124,564
Komatsu Ltd.	302,700	8,957,126
Mitsubishi UFJ Financial Group, Inc.	300,200	3,054,263
Sysmex Corp.	232,500	4,148,937
Toyota Motor Corp.	320,000	8,087,985

		54,286,471

Netherlands — 1.6%
ASML Holding NV	32,037	31,058,622

Norway — 0.0%
Equinor ASA, ADR	24,000	648,720

South Korea — 0.5%
Samsung SDI Co. Ltd.	11,213	3,976,734
SK Hynix, Inc.	42,401	5,763,701

		9,740,435

Spain — 0.4%
Cellnex Telecom SA (b)	232,687	8,231,233

Sweden — 0.2%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $293,944) (c)(e)(f)	2,492	—
Volvo AB, Class B	125,246	3,394,348

		3,394,348

Switzerland — 0.7%
UBS Group AG, Registered Shares	427,531	13,164,074

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	114,856	15,626,159

United Kingdom — 1.6%
AstraZeneca PLC	4,000	537,375
AstraZeneca PLC, ADR	147,038	9,961,825
Compass Group PLC	75,759	2,222,211
RELX PLC	221,926	9,570,653
Teya Services Ltd., (Acquired 11/16/21, Cost: $1,099,370) (c)(e)(f)	566	256,624
Unilever PLC	172,351	8,652,331

		31,201,019

United States — 42.7%
Abbott Laboratories (g)	41,918	4,764,400
AbbVie, Inc.	24,409	4,444,880
Adobe, Inc. (c)	23,935	12,077,601
Advanced Micro Devices, Inc. (c)	57,310	10,343,882
Alphabet, Inc., Class C (c)	164,692	25,076,004
Amazon.com, Inc. (c)	109,518	19,754,857
American Tower Corp. (g)	83,710	16,540,259
Amkor Technology, Inc.	1,785	57,548
Apple, Inc.	74,867	12,838,193
Applied Materials, Inc.	122,387	25,239,871
Boston Scientific Corp. (c)	445,580	30,517,774
Bunge Global SA	47,047	4,823,259
Cadence Design Systems, Inc. (c)	27,770	8,644,246
Cencora, Inc.	9,469	2,300,872

Security	Shares	Value

United States (continued)
CF Industries Holdings, Inc.	77,002	$6,407,336
Chubb Ltd.	4,000	1,036,520
Comcast Corp., Class A	129,963	5,633,896
Confluent, Inc., Class A (c)	206,863	6,313,459
Costco Wholesale Corp.	13,315	9,754,969
CRH PLC	115,333	9,954,388
Crowdstrike Holdings, Inc., Class A (c)	849	272,181
Danaher Corp.	11,338	2,831,325
Deckers Outdoor Corp. (c)	277	260,729
Delta Air Lines, Inc.	134,100	6,419,367
Dexcom, Inc. (c)	33,634	4,665,036
Dynatrace, Inc. (c)	8,600	399,384
Eli Lilly & Co.	49,001	38,120,818
Ford Motor Co.	28,873	383,434
Fortive Corp.	54,170	4,659,703
Freewire Equity (c)(e)	63	255,780
General Motors Co.	9,924	450,053
Goldman Sachs Group, Inc.	14,271	5,960,854
Hilton Worldwide Holdings, Inc.	15,713	3,351,740
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000) (c)(e)(f)	2,660,000	2,660,000
Humana, Inc.	17,195	5,961,850
Informatica, Inc., Class A (c)	25,707	899,745
Ingersoll Rand, Inc.	125,308	11,897,995
Intel Corp.	15,071	665,686
Intuit, Inc.	9,539	6,200,350
Intuitive Surgical, Inc. (c)	51,844	20,690,422
Invesco S&P 500 Equal Weight ETF	19,501	3,302,884
Johnson Controls International PLC	81,791	5,342,588
JPMorgan Chase & Co.	90,369	18,100,911
Lam Research Corp.	1,050	1,020,149
Landsea Homes Corp. (c)	43,028	625,197
Linde PLC	16,438	7,632,492
Lions Gate Entertainment Corp., Class A (c)	18,500	184,075
Lions Gate Entertainment Corp., Class B (c)	1,391	12,950
LKQ Corp.	260,232	13,898,991
LPL Financial Holdings, Inc.	45,232	11,950,294
M/I Homes, Inc. (c)	4,220	575,144
Marsh & McLennan Cos., Inc.	161,931	33,354,547
Mastercard, Inc., Class A	81,043	39,027,878
McDonald’s Corp.	3,598	1,014,456
McKesson Corp.	4,870	2,614,460
Merck & Co., Inc.	176,482	23,286,800
Meta Platforms, Inc., Class A	9,526	4,625,635
Micron Technology, Inc.	82,387	9,712,603
Microsoft Corp. (g)	151,073	63,559,433
Mr. Cooper Group, Inc. (c)	9,172	714,957
Nestle SA, Class N, Registered Shares	65,173	6,924,629
NextEra Energy, Inc. (g)	206,914	13,223,874
NVIDIA Corp.	50,728	45,835,792
Oracle Corp.	112,638	14,148,459
Palo Alto Networks, Inc. (c)	22,970	6,526,466
PNC Financial Services Group, Inc.	12,727	2,056,683
Progressive Corp.	56,614	11,708,908
RXO, Inc. (c)	5,166	112,980
Salesforce, Inc.	94,929	28,590,716
Sanofi SA	48,172	4,686,385
Schlumberger NV	31,346	1,718,074
Schneider Electric SE	60,975	13,785,008
Screaming Eagle Acquisition Corp., Class A (c)	29,949	320,454
ServiceNow, Inc. (c)(g)	7,883	6,009,999
Smith Douglas Homes Corp., Class A (c)	27,051	803,415

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
SPDR S&P Biotech ETF (d)		40,000	$3,795,600
Thermo Fisher Scientific, Inc. (g)		41,334	24,023,734
United Parcel Service, Inc., Class B		22,163	3,294,087
UnitedHealth Group, Inc.		32,002	15,831,389
Veralto Corp.		94,779	8,403,106
Vertex Pharmaceuticals, Inc. (c)		3,804	1,590,110
Visa, Inc., Class A		22,505	6,280,695
Volato Group, Inc., Class A Lock Up, (Acquired 12/03/23, Cost: $83) (c)(e)(f)		16,564	46,379
Walmart, Inc.		192,969	11,610,945
Walt Disney Co.		121,901	14,915,806
Zoetis, Inc., Class A		17,451	2,952,884

			823,283,687

Zambia — 0.0%
First Quantum Minerals Ltd.		15,992	171,897

Total Common Stocks — 58.9% (Cost: $908,826,732)			1,135,563,703

		Par (000)

Corporate Bonds

Australia(e) — 0.3%
Oceana Australian Fixed Income Trust, A Note Upsize 12.00%, 07/31/25	AUD	1,682	1,098,158
12.50%, 07/31/26		2,524	1,655,127
12.50%, 07/31/27		4,206	2,771,812

			5,525,097

Belgium — 0.0%
Anheuser-Busch InBev SA, 4.00%, 09/24/25(h)	GBP	100	124,475

Canada — 0.0%
Mattamy Group Corp., 5.25%, 12/15/27(b)	USD	703	681,596

France(h) — 0.0%
BNP Paribas SA 3.38%, 01/23/26	GBP	100	122,251
1.88%, 12/14/27		100	113,412
Societe Generale SA, 1.88%, 10/03/24		100	124,004
TotalEnergies Capital International SA, 1.66%, 07/22/26		100	118,297

			477,964

Germany — 0.2%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)	EUR	1,668	1,825,168
Lanxess AG, (13.63% PIK), 13.63%, 03/31/31(e)(i)		2,778	2,809,705

			4,634,873

Hong Kong — 0.3%
FWD Group Holdings Ltd., 8.40%, 04/05/29(b)(j)	USD	4,735	4,900,725

Japan — 0.1%
Mizuho Financial Group, Inc., (1-year CMT + 1.25%), 3.26%, 05/22/30(a)		2,040	1,862,063

Netherlands — 0.2%
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(h)	GBP	100	114,539

Security		Par (000)	Value

Netherlands (continued)
ING Groep NV, 3.00%, 02/18/26(h)	GBP	100	$121,492
Sigma Holdco BV, 5.75%, 05/15/26(h)	EUR	374	379,741
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	USD	2,654	2,616,784

			3,232,556

Spain(h) — 0.0%
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	300	365,064
Telefonica Emisiones SA, 5.38%, 02/02/26		133	168,651

			533,715

Sweden — 0.0%
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(h)		100	114,381

United Kingdom — 0.1%
Barclays PLC, 3.00%, 05/08/26(h)		100	120,528
BG Energy Capital PLC, 5.13%, 12/01/25(h)		133	168,147
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	USD	1,050	1,029,289
Deuce Finco PLC, 5.50%, 06/15/27(b)	GBP	337	402,419
HSBC Holdings PLC, (3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27(a)		100	116,458
Informa PLC, 3.13%, 07/05/26(h)		100	120,476
Lloyds Banking Group PLC, 2.25%, 10/16/24(h)		100	123,986
NatWest Group PLC, (1-year GBP Swap + 1.49%), 2.88%, 09/19/26(a)(h)		100	121,629
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(h)		100	122,570

			2,325,502

United States — 8.7%
AbbVie, Inc. 3.20%, 11/21/29	USD	2,810	2,589,407
5.05%, 03/15/34		1,569	1,588,447
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		2,176	2,067,630
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(b)		431	417,119
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34		792	650,641
Allegiant Travel Co., 7.25%, 08/15/27(b)		635	631,619
Amgen, Inc. 5.50%, 12/07/26(h)	GBP	100	128,386
2.45%, 02/21/30	USD	2,080	1,818,818
3.00%, 01/15/52		2,590	1,753,837
2.77%, 09/01/53		2,025	1,254,073
Aon North America, Inc., 5.30%, 03/01/31		3,795	3,823,357
Ashton Woods USA LLC/Ashton Woods Finance Co., Series B, 4.63%, 08/01/29(b)		1,996	1,841,137
AT&T, Inc. 2.90%, 12/04/26	GBP	100	119,702
5.50%, 03/15/27(h)		50	63,806
Bank of America Corp.(a)
(1-day SOFR + 1.37%), 1.92%, 10/24/31	USD	119	96,964
(1-day SOFR + 1.65%), 5.47%, 01/23/35		740	744,823
Broadcom, Inc.(b) 1.95%, 02/15/28		2,124	1,893,994
2.45%, 02/15/31		2,010	1,694,471
Calpine Corp., 4.50%, 02/15/28(b)		860	815,687
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/29(b)		1,245	1,139,733
Citigroup, Inc. 1.75%, 10/23/26	GBP	100	116,560

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.36%), 5.17%, 02/13/30(a)	USD	1,114	$1,108,802
Cloud Software Group, Inc., 6.50%, 03/31/29(b)		2,073	1,967,197
Comcast Corp., 4.65%, 02/15/33		2,331	2,287,524
Commercial Metals Co., 4.38%, 03/15/32		1,987	1,790,343
Covanta Holding Corp., 4.88%, 12/01/29(b)		2,623	2,350,865
CSC Holdings LLC(b) 5.38%, 02/01/28		1,294	1,112,999
7.50%, 04/01/28		1,264	852,001
Dana, Inc. 5.63%, 06/15/28		1,309	1,277,443
4.25%, 09/01/30		287	253,604
Dell International LLC/EMC Corp., 5.30%, 10/01/29		1,500	1,518,411
Duke Energy Florida LLC, 2.40%, 12/15/31		1,500	1,258,191
Elevance Health, Inc. 2.25%, 05/15/30		2,500	2,138,039
2.55%, 03/15/31		3,625	3,096,980
Equinix, Inc., 1.55%, 03/15/28		2,377	2,061,728
Flyr Convertible Notes, (8.00% PIK), 8.00%, 08/10/27(e)(i)(j)		2,251	2,592,610
Flyr Secured Notes, (10.32% PIK), 10.32%, 05/10/27(e)(i)		1,062	1,010,086
Ford Motor Co. 3.25%, 02/12/32		1,888	1,570,449
6.10%, 08/19/32		2,250	2,279,959
Freed Corp., 12.00%, 11/30/28(e)		4,337	4,266,741
Freewire Technology Notes, (6.00% PIK) , 6.00%, 02/20/28(e)(i)		3,639	2,624,482
Frontier Communications Holdings LLC(b) 8.75%, 05/15/30		1,250	1,279,028
8.63%, 03/15/31		395	403,425
Frontier Florida LLC, Series E, 6.86%, 02/01/28		500	485,128
Gen Digital, Inc., 6.75%, 09/30/27(b)		1,394	1,413,962
Goldman Sachs Group, Inc. 7.25%, 04/10/28	GBP	50	68,223
(1-day SOFR + 0.80%), 1.43%, 03/09/27(a)	USD	2,500	2,315,224
GoTo Group, Inc., 5.50%, 05/01/28(b)		377	263,275
HCA, Inc., 5.88%, 02/01/29		2,605	2,663,452
Healthpeak OP LLC, 5.25%, 12/15/32		3,000	2,975,526
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b) 5.00%, 06/01/29		865	806,700
4.88%, 07/01/31		1,335	1,195,272
Insight M, Inc., 7.00%, 01/25/29(e)		974	992,333
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.62%), 5.34%, 01/23/35		547	549,137
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(h)	GBP	100	120,688
KB Home, 4.80%, 11/15/29	USD	2,081	1,986,194
Kraft Heinz Foods Co., 4.25%, 03/01/31		3,000	2,868,252
Landsea Homes Corp., 11.00%, 07/17/28(e)		9,092	8,921,980
Lessen, Inc., 13.83%, 01/05/28(e)		1,862	1,701,468
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		1,171	895,858
Lowe’s Cos., Inc. 1.70%, 10/15/30		2,014	1,645,630
3.00%, 10/15/50		1,740	1,139,697
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		1,294	1,212,778
4.50%, 06/15/29(b)		888	812,300

Security		Par (000)	Value

United States (continued)
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)	USD	2,105	$2,144,471
Medline Borrower LP, 3.88%, 04/01/29(b)		1,641	1,493,649
Morgan Stanley(a)
(1-day SOFR + 1.03%), 1.79%, 02/13/32		119	95,126
(1-day SOFR + 1.14%), 2.70%, 01/22/31		2,500	2,184,212
(1-day SOFR + 1.73%), 5.47%, 01/18/35		437	440,906
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27		168	165,617
5.50%, 08/15/28		1,440	1,378,197
5.13%, 12/15/30		721	654,150
5.75%, 11/15/31		340	313,599
NCR Atleos Corp., 9.50%, 04/01/29(b)		295	315,535
Northern States Power Co., 2.90%, 03/01/50		1,225	815,463
NRG Energy, Inc., 3.38%, 02/15/29(b)		1,391	1,235,801
Olympus Water U.S. Holding Corp.(b) 7.13%, 10/01/27		505	510,114
9.75%, 11/15/28		4,020	4,282,171
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30		2,025	1,797,455
Oracle Corp., 3.60%, 04/01/50		2,135	1,542,486
Paramount Global, 7.88%, 07/30/30		180	188,042
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		1,290	1,177,915
PNC Financial Services Group, Inc., (1-day SOFR Index + 1.09%), 4.76%, 01/26/27(a)		2,427	2,404,298
Prologis LP, 2.25%, 01/15/32		119	98,143
Public Service Electric and Gas Co., 4.65%, 03/15/33		2,650	2,582,910
Rand Parent LLC, 8.50%, 02/15/30(b)		500	495,130
Republic Services, Inc. 1.45%, 02/15/31		4,119	3,279,662
1.75%, 02/15/32		1,375	1,087,694
RingCentral, Inc., 8.50%, 08/15/30(b)		365	379,503
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(b)		2,062	1,905,129
Sabre GLBL, Inc.(b) 8.63%, 06/01/27		140	122,853
11.25%, 12/15/27		900	844,658
Seagate HDD Cayman, 8.25%, 12/15/29(b)		383	411,520
Sonder Secured Notes, (14.35% PIK), 14.35%, 01/19/27(a)(e)(i)		5,477	4,833,663
Steel Dynamics, Inc., 3.45%, 04/15/30		3,060	2,807,229
Stem, Inc., 0.50%, 12/01/28(b)(k)		275	134,048
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		1,643	1,641,102
T-Mobile U.S., Inc. 3.75%, 04/15/27		2,750	2,648,544
3.38%, 04/15/29		3,930	3,634,584
3.40%, 10/15/52		1,360	964,640
Travel & Leisure Co., 4.63%, 03/01/30(b)		440	401,746
Truist Financial Corp., (1-day SOFR + 1.62%), 5.44%, 01/24/30(a)		454	453,470
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(b)(k)		743	919,091
United Wholesale Mortgage LLC, 5.75%, 06/15/27(b)		1,346	1,308,680
UnitedHealth Group, Inc., 5.35%, 02/15/33		1,075	1,105,940
Verizon Communications, Inc., 1.13%, 11/03/28	GBP	100	108,673
Viasat, Inc., 5.63%, 04/15/27(b)	USD	360	340,902
Westbay 4A2, 11.00%, 02/06/30(e)		9,276	9,113,670

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Xerox Holdings Corp.(b) 5.00%, 08/15/25	USD	96	$94,727
8.88%, 11/30/29		104	105,951
Xylem, Inc./New York, 2.25%, 01/30/31		3,000	2,528,333

			166,875,597

Total Corporate Bonds — 9.9% (Cost: $193,749,930)			191,288,544

Fixed Rate Loan Interests

United States — 0.2%
AMF MF Portfolio, Term Loan, 6.67%, 11/01/28(e)		4,075	4,077,499

Total Fixed Rate Loan Interests — 0.2% (Cost: $4,025,995)			4,077,499

Floating Rate Loan Interests(a)

Ireland — 0.2%
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.75%), 7.61%, 05/17/27(e)	EUR	3,131	3,369,619

Luxembourg — 0.1%
Speed Midco 3 S.a r.l., EUR Term Loan B1, (3-mo. EURIBOR + 6.40%), 10.30%, 05/16/29		2,488	2,731,134

Netherlands — 0.1%
Upfield BV, 2023 GBP Term Loan B8, (1-day SONIA + 5.75%), 10.98%, 01/03/28	GBP	1,358	1,695,248

United States — 1.4%
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 10.40%, 02/01/30	USD	1,637	1,613,199
American Auto Auction Group, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 10.46%, 12/30/27		425	421,366
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR + 8.75%), 14.06%, 06/30/28(e)		7,259	7,227,956
Cotiviti, Inc., 2024 Term Loan, 02/21/31(l)		370	369,075
EIS Buyer, Inc., Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 12.33%, 07/10/28(e)		341	332,115
EIS Group, Inc., Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.33%, 05/01/28(e)		3,406	3,321,152
Galaxy Universal LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.15%), 11.46%, 11/12/26(e)		6,146	6,046,979
GoTo Group, Inc.
2024 Second Out Term Loan, (1-mo. CME Term SOFR + 4.85%), 10.17%, 04/30/28		112	85,011
2024 New Money Term Loan, (1-mo. CME Term SOFR + 4.85%), 10.17%, 04/30/28		128	121,963
Helios Service Partners LLC(e)
2023 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.82%, 03/19/27		872	867,517
2023 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.51%), 11.81%, 03/19/27		606	602,792

Security		Par (000)	Value

United States (continued)
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at -4.50% Floor + 5.61%), 10.83%, 10/25/28(e)	USD	1,095	$881,672
Orion Group Holdco, LLC(e)
2022 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 12.06%, 03/19/27		115	115,123
2022 First A&R Amendment Incremental DDTL, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 12.06%, 03/19/27		516	516,158
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.26%), 11.56%, 03/19/27		195	192,533
First Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.56%, 03/19/27		1,154	1,153,725
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.56%, 03/19/27		99	98,692
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 11.56%, 03/19/27		19	19,233
Project Montage(e)
PIK Revolver, (Prime + 5.00%), 13.50%, 02/16/29		66	65,769
PIK Term Loan, (Prime + 5.00%), 12.00%, 02/16/29		1,184	1,183,846
Redstone Holdco 2 LP, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 10.19%, 04/27/28		1,133	932,129
Signal Parent, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.93%, 04/03/28		746	705,336

			26,873,341

Total Floating Rate Loan Interests — 1.8% (Cost: $34,669,471)			34,669,342

Foreign Agency Obligations

United Kingdom — 0.2%
United Kingdom Gilt(h) 3.75%, 10/22/53	GBP	943	1,061,790
0.50%, 10/22/61		5,221	2,043,292

Total Foreign Agency Obligations — 0.2% (Cost: $3,149,856)			3,105,082

		Shares

Investment Companies

United States — 0.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF (m)		35,863	3,906,198
iShares JP Morgan USD Emerging Markets Bond ETF (m)		66,207	5,936,782
iShares Russell 2000 ETF (m)		100	21,030
iShares Russell Mid-Cap Growth ETF (m)		3,916	446,972
VanEck J. P. Morgan EM Local Currency Bond ETF		84,550	2,072,320

Total Investment Companies — 0.6% (Cost: $12,149,087)			12,383,302

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds

Puerto Rico(a) — 0.1%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51	USD	4,125	1,950,364
Series A-1, 0.00%, 11/01/43		361	208,062
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		1,767	713,310

Total Municipal Bonds — 0.1% (Cost: $2,621,456)			2,871,736

Non-Agency Mortgage-Backed Securities

Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. Term SOFR + 2.25%), 7.58%, 01/19/37(a)(b)		2,315	2,306,319

United States(a)(b) — 1.7%
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B1, 4.38%, 09/25/51		2,047	1,616,035
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67		2,000	1,641,391
Series 2022-2, Class M1, 4.61%, 03/25/67		5,000	4,299,014
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34		1,470	1,128,832
FREMF Trust, Series 2018-W5FX, Class CFX, 3.54%, 04/25/28		1,923	1,649,597
Grace Trust, Series 2020-GRCE, Class D, 2.68%, 12/10/40		2,000	1,518,066
GS Mortgage Securities Corp. Trust
Series 2021-DM, Class E, (1-mo. Term SOFR + 3.05%), 8.38%, 11/15/36		2,150	2,101,109
Series 2021-DM, Class F, (1-mo. Term SOFR + 3.55%), 8.88%, 11/15/36		2,150	2,069,218
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41		2,000	1,460,122
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.56%), 7.89%, 04/15/38		2,270	2,246,251
Series 2021-NYAH, Class E, (1-mo. Term SOFR + 1.95%), 7.28%, 06/15/38		2,000	1,719,327
Series 2022-NLP, Class F, (1-mo. Term SOFR + 3.54%), 8.86%, 04/15/37		1,953	1,581,943
Series 2022-OPO, Class D, 3.45%, 01/05/39		860	619,580
MFRA Trust, Series 2022-CHM1, Class M1, 4.57%, 09/25/56		4,000	3,478,921
MHC Commercial Mortgage Trust, Series 2021- MHC, Class F, (1-mo. Term SOFR + 2.72%), 8.04%, 04/15/38		850	841,288
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 02/12/41		650	445,245

Security		Par (000)	Value

United States (continued)
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. Term SOFR + 2.19%), 7.51%, 05/15/37	USD	2,410	$2,428,075
Velocity Commercial Capital Loan Trust, Series 2021-4, Class M4, 4.48%, 12/26/51		2,710	2,030,714

			32,874,728

Total Non-Agency Mortgage-Backed Securities — 1.8% (Cost: $40,079,100)			35,181,047

Preferred Securities

Capital Trust — 0.1%

United States — 0.1%
Paramount Global, 6.38%, 03/30/62(a)		760	702,220

			702,220

		Shares

Preferred Stocks — 1.3%(e)

Finland — 0.1%
Aiven, Series D		35,053	2,415,502

Israel — 0.1%
Deep Instinct Ltd., Series D-4, (Acquired 09/20/22, Cost: $3,691,502)(c)(f)		523,592	2,837,869

United States — 1.1%
Bright Machines, Series C		1,457,950	3,990,017
Cap Hill Brands		1,088,268	261,184
Clarify Health		318,926	2,012,423
Insight M, Inc., Series D(c)		2,854,422	978,496
Lessen Holdings, Inc., Preference Shares(c)		480,897	3,010,415
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,239,070)(c)(f)		53,954	726,760
RapidSOS, Series C-1		1,707,127	1,604,699
Verge Genomics, Inc.(c)(f)
Series B, (Acquired 11/05/21, Cost: $1,437,421)		269,847	1,745,910
Series C, (Acquired 09/06/23, Cost: $345,314)		48,019	345,737
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,623,422), 10/07/32(c)(f)(i)		1,584,337	5,671,926
Zero Mass Water, Inc., Series D, (Acquired 07/05/22, Cost: $249,208)(c)(f)		6,084	136,282

			20,483,849

			25,737,220

Total Preferred Securities — 1.4% (Cost: $33,248,743)			26,439,440

		Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 6.3%
Uniform Mortgage-Backed Securities(n) 3.50%, 04/11/54	USD	18,006	16,113,487

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(n) (continued)
4.50%, 04/11/54	USD	76,345	$72,697,442
5.50%, 04/11/54		32,500	32,338,679

Total U.S. Government Sponsored Agency Securities — 6.3% (Cost: $121,492,119)			121,149,608

U.S. Treasury Obligations
U.S. Treasury Notes, 4.63%, 09/30/28(o)(p)		6,777	6,874,684

Total U.S. Treasury Obligations — 0.4% (Cost: $6,711,877)			6,874,684

		Shares

Warrants

Israel — 0.0%
Deep Instinct Ltd., Series C, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(c)(e)(f)		36,915	5,537

United States(c)(e) — 0.1%
Flyr Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)		5,576	29,664
RapidSOS, (Expires 12/13/33, Strike Price USD 0.01)		946,544	880,286
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)		75,255	1
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(f)		195,273	593,630
Volato Group, Inc., (Acquired 12/03/23, Cost: $41,409), (Expires 12/03/28, Strike Price USD 11.50)(f)		41,409	4,555

			1,508,136

Total Warrants — 0.1% (Cost: $41,409)			1,513,673

Total Long-Term Investments — 85.1% (Cost: $1,431,274,374)			1,640,267,919

Security	Shares	Value

Short-Term Securities

Money Market Funds — 19.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(m)(q)(r)	5,877,719	$5,880,070
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(m)(q)	369,479,694	369,479,694

Total Short-Term Securities — 19.5% (Cost: $375,360,352)		375,359,764

Options Purchased — 0.3% (Cost: $5,827,072)		5,441,397

Total Investments Before Options Written — 104.9% (Cost: $1,812,461,798)		2,021,069,080

Options Written — (0.2)% (Premiums Received: $(2,818,405))		(2,779,114)

Total Investments, Net of Options Written — 104.7% (Cost: $1,809,643,393)		2,018,289,966
Liabilities in Excess of Other Assets — (4.7)%		(89,960,159)

Net Assets — 100.0%		$1,928,329,807

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $15,031,209, representing 0.8% of its net assets as of period end, and an original cost of $15,680,743.

(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	When-issued security.
(k)	Convertible security.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Affiliate of the Trust.
(n)	Represents or includes a TBA transaction.
(o)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(p)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,881,604	(a)	$—		$(946)	$(588)	$5,880,070	5,877,719	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	378,536,662	—		(9,056,968	)(a)	—	—	369,479,694	369,479,694	5,096,698		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,968,600	—		—		—	(62,402)	3,906,198	35,863	28,038		—
iShares JP Morgan USD Emerging Markets Bond ETF	5,896,395	—		—		—	40,387	5,936,782	66,207	49,852		—
iShares Russell 2000 ETF	20,071	—		—		—	959	21,030	100	52		—
iShares Russell Mid-Cap Growth ETF	409,065	—		—		—	37,907	446,972	3,916	462		—
SL Liquidity Series, LLC, Money Market Series(b)	3,509,133	—		(3,506,956	)(a)	(2,212)	35	—	—	1,929	(c)	—

						$(3,158)	$16,298	$385,670,746		$5,177,031		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro BOBL	387	06/06/24	$49,371	$162,434
Euro Bund	21	06/06/24	3,022	21,275
Euro-Schatz	83	06/06/24	9,465	(1,415)
OSE Nikkei 225	49	06/13/24	13,069	177,155
U.S. Long Bond	36	06/18/24	4,336	83,131
Euro Stoxx 50 Index	124	06/21/24	6,757	157,961
Euro Stoxx Banks Index	93	06/21/24	680	51,762
MSCI Emerging Markets Index	4	06/21/24	210	(2,025)
NASDAQ 100 E-Mini Index	269	06/21/24	99,396	1,383,413
S&P 500 E-Mini Index	172	06/21/24	45,653	612,768
Long Gilt	43	06/26/24	5,424	104,879
5-Year U.S. Treasury Note	2,035	06/28/24	217,777	55,577
Carbon Emissions(a)	9	12/16/24	600	(87,162)

				2,719,753

Short Contracts
Euro OAT	24	06/06/24	3,319	(19,181)
10-Year Japanese Government Treasury Bonds	18	06/13/24	17,346	(42,122)
10-Year U.S. Treasury Note	263	06/18/24	29,140	(76,916)
10-Year U.S. Ultra Long Treasury Note	309	06/18/24	35,414	(192,001)
Ultra U.S. Treasury Bond	180	06/18/24	23,220	(460,077)
E-mini Russell 2000 Index	67	06/21/24	7,189	(170,631)
2-Year U.S. Treasury Note	357	06/28/24	73,001	(7,695)

				(968,623)

				$1,751,130

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	278,594	USD	311,323	Citibank N.A.	06/20/24	$273
CHF	247,973	USD	276,000	Deutsche Bank AG	06/20/24	1,347
JPY	50,667,379	USD	338,517	JPMorgan Chase Bank N.A.	06/20/24	252
MXN	110,084,154	USD	6,470,781	Barclays Bank PLC	06/20/24	69,310
MXN	29,450,378	USD	1,724,226	The Bank of New York Mellon	06/20/24	25,419
USD	5,422,247	AUD	8,192,592	JPMorgan Chase Bank N.A.	06/20/24	71,834
USD	452,073	CAD	609,404	Citibank N.A.	06/20/24	1,669
USD	8,930,129	CHF	7,757,132	Deutsche Bank AG	06/20/24	254,094
USD	32,473,015	CHF	28,227,902	Deutsche Bank AG	06/20/24	901,261
USD	1,017,086	DKK	6,908,854	JPMorgan Chase Bank N.A.	06/20/24	13,840
USD	69,306,714	EUR	63,192,308	Citibank N.A.	06/20/24	916,464
USD	665,690	EUR	606,897	The Bank of New York Mellon	06/20/24	8,872
USD	101,534,093	EUR	92,593,522	The Bank of New York Mellon	06/20/24	1,324,206
USD	844,483	EUR	770,397	UBS AG	06/20/24	10,716
USD	2,686,874	GBP	2,100,000	Barclays Bank PLC	06/20/24	35,265
USD	32,893,903	GBP	25,713,931	The Bank of New York Mellon	06/20/24	425,666
USD	16,944,621	HKD	132,208,949	Citibank N.A.	06/20/24	14,903
USD	828,849	JPY	120,690,463	Deutsche Bank AG	06/20/24	21,897
USD	3,269,545	JPY	475,591,202	JPMorgan Chase Bank N.A.	06/20/24	89,681
USD	47,396,659	JPY	6,896,234,316	JPMorgan Chase Bank N.A.	06/20/24	1,287,556
USD	309,234	JPY	45,027,520	Morgan Stanley & Co. International PLC	06/20/24	8,174
USD	504,646	JPY	73,054,056	Morgan Stanley & Co. International PLC	06/20/24	16,197
USD	707,248	JPY	102,924,531	Westpac Banking Corp.	06/20/24	19,081
USD	1,133,732	JPY	165,141,446	Westpac Banking Corp.	06/20/24	29,575
USD	10,765,017	KRW	14,092,161,000	BNP Paribas SA	06/20/24	278,869
USD	2,023,485	SEK	20,635,404	Barclays Bank PLC	06/20/24	89,433

						5,915,854

BRL	38,277,353	USD	7,626,794	Goldman Sachs International	06/20/24	(51,323)
CHF	745,986	USD	838,891	Citibank N.A.	06/20/24	(4,537)
CHF	1,453,608	USD	1,659,646	Citibank N.A.	06/20/24	(33,845)
CHF	1,708,008	USD	1,966,027	Deutsche Bank AG	06/20/24	(55,690)
CHF	200,453	USD	227,069	JPMorgan Chase Bank N.A.	06/20/24	(2,870)
CHF	429,868	USD	483,418	Morgan Stanley & Co. International PLC	06/20/24	(2,628)
CHF	635,697	USD	729,088	Morgan Stanley & Co. International PLC	06/20/24	(18,087)
CHF	956,050	USD	1,101,443	Morgan Stanley & Co. International PLC	06/20/24	(32,140)
CHF	993,298	USD	1,116,589	Morgan Stanley & Co. International PLC	06/20/24	(5,626)
CHF	192,501	USD	219,051	UBS AG	06/20/24	(3,746)
CHF	1,112,297	USD	1,278,206	UBS AG	06/20/24	(34,147)
CHF	289,135	USD	330,693	Westpac Banking Corp.	06/20/24	(7,307)
EUR	212,844	USD	232,707	Deutsche Bank AG	06/20/24	(2,355)
EUR	198,450	USD	215,394	Morgan Stanley & Co. International PLC	06/20/24	(620)
EUR	203,957	USD	221,736	UBS AG	06/20/24	(1,003)
EUR	2,880,734	USD	3,158,653	UBS AG	06/20/24	(40,961)
GBP	152,477	USD	195,211	BNP Paribas SA	06/20/24	(2,682)
IDR	27,983,053,770	USD	1,795,621	BNP Paribas SA	06/20/24	(36,459)
INR	148,563,276	USD	1,788,449	BNP Paribas SA	06/20/24	(11,079)
JPY	122,634,463	USD	847,978	Morgan Stanley & Co. International PLC	06/20/24	(28,028)
JPY	168,641,288	USD	1,130,114	Morgan Stanley & Co. International PLC	06/20/24	(2,557)
ZAR	33,712,048	USD	1,791,185	Deutsche Bank AG	06/20/24	(22,653)

						(400,343)

						$5,515,511

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	505	04/05/24	USD	529.00	USD	26,415	$40,905
SPDR S&P 500 ETF Trust	413	04/05/24	USD	527.00	USD	21,603	57,407

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
SPDR S&P 500 ETF Trust	504	04/05/24	USD	530.00	USD	26,363	$30,240
SPDR S&P 500 ETF Trust	413	04/12/24	USD	528.00	USD	21,603	105,108
SPX Volatility Index	227	04/17/24	USD	20.00	USD	295	4,994
Adobe, Inc.	50	04/19/24	USD	590.00	USD	2,523	1,450
Amazon.com, Inc.	299	04/19/24	USD	180.00	USD	5,393	129,317
Amazon.com, Inc.	218	04/19/24	USD	185.00	USD	3,932	47,415
AstraZeneca PLC	298	04/19/24	USD	67.50	USD	2,019	43,806
BMW AG	136	04/19/24	EUR	110.00	EUR	1,454	16,433
Costco Wholesale Corp.	27	04/19/24	USD	735.00	USD	1,978	28,890
Daimler AG	216	04/19/24	EUR	75.00	EUR	1,594	21,089
Deckers Outdoor Corp.	5	04/19/24	USD	900.00	USD	471	26,300
Deckers Outdoor Corp.	12	04/19/24	USD	960.00	USD	1,130	19,320
Delta Air Lines, Inc.	312	04/19/24	USD	45.00	USD	1,494	109,200
Merck & Co., Inc.	124	04/19/24	USD	125.00	USD	1,636	93,000
Merck & Co., Inc.	176	04/19/24	USD	130.00	USD	2,322	59,400
Micron Technology, Inc.	99	04/19/24	USD	95.00	USD	1,167	228,937
Microsoft Corp.	92	04/19/24	USD	440.00	USD	3,871	13,386
Microsoft Corp.	50	04/19/24	USD	425.00	USD	2,104	27,125
Norfolk Southern Corp.	40	04/19/24	USD	270.00	USD	1,019	3,600
Novo Nordisk A/S, ADR, Class B	200	04/19/24	USD	140.00	USD	2,568	8,300
NVIDIA Corp.	89	04/19/24	USD	840.00	USD	8,042	698,205
NVIDIA Corp.	59	04/19/24	USD	820.00	USD	5,331	556,075
NVIDIA Corp.	90	04/19/24	USD	900.00	USD	8,132	369,675
Paramount Global, Class B	140	04/19/24	USD	15.00	USD	165	1,260
PNC Financial Services Group, Inc.	108	04/19/24	USD	160.00	USD	1,745	52,920
Salesforce, Inc.	80	04/19/24	USD	320.00	USD	2,409	11,440
Salesforce, Inc.	36	04/19/24	USD	330.00	USD	1,084	2,052
Uber Technologies, Inc.	298	04/19/24	USD	80.00	USD	2,294	38,889
Wells Fargo & Co.	880	04/19/24	USD	60.00	USD	5,100	65,560
Adobe, Inc.	15	05/17/24	USD	600.00	USD	757	1,778
Adobe, Inc.	29	05/17/24	USD	540.00	USD	1,463	24,578
Advanced Micro Devices, Inc.	46	05/17/24	USD	200.00	USD	830	31,625
Amazon.com, Inc.	297	05/17/24	USD	190.00	USD	5,357	158,895
Bank of America Corp.	321	05/17/24	USD	39.00	USD	1,217	29,211
Caterpillar, Inc.	64	05/17/24	USD	380.00	USD	2,345	59,360
CF Industries Holdings, Inc.	196	05/17/24	USD	92.50	USD	1,631	15,190
Costco Wholesale Corp.	14	05/17/24	USD	825.00	USD	1,026	1,589
D.R. Horton, Inc.	62	05/17/24	USD	165.00	USD	1,020	48,980
D.R. Horton, Inc.	36	05/17/24	USD	155.00	USD	592	49,860
Danaher Corp.	59	05/17/24	USD	270.00	USD	1,473	13,275
Dexcom, Inc.	99	05/17/24	USD	120.00	USD	1,373	200,475
Edwards Lifesciences Corp.	149	05/17/24	USD	100.00	USD	1,424	39,485
Eli Lilly & Co.	30	05/17/24	USD	760.00	USD	2,334	148,725
Eli Lilly & Co.	7	05/17/24	USD	820.00	USD	545	15,803
Freeport-McMoRan, Inc.	394	05/17/24	USD	48.00	USD	1,853	87,665
Oracle Corp.	149	05/17/24	USD	135.00	USD	1,872	14,379
Paramount Global, Class B	80	05/17/24	USD	16.00	USD	94	1,960
Salesforce, Inc.	80	05/17/24	USD	330.00	USD	2,409	20,880
Shell PLC	27	05/17/24	GBP	26.25	GBP	709	26,581
Walt Disney Co.	528	05/17/24	USD	130.00	USD	6,461	147,840
Nikkei 225 Index	27	06/14/24	JPY	41,500.00	JPY	1,084,538	137,336
Crowdstrike Holdings, Inc., Class A	23	06/21/24	USD	360.00	USD	737	34,557
Edwards Lifesciences Corp.	147	06/21/24	USD	100.00	USD	1,405	55,125
JPMorgan Chase & Co.	551	06/21/24	USD	210.00	USD	11,037	214,890
Lam Research Corp.	9	06/21/24	USD	1,060.00	USD	874	34,672
Novo Nordisk A/S, ADR	201	06/21/24	USD	130.00	USD	2,581	154,267
Walmart, Inc.	143	06/21/24	USD	65.00	USD	860	7,365
Sabre Corp.	174	07/19/24	USD	4.50	USD	42	1,044
Sabre Corp.	139	07/19/24	USD	3.50	USD	34	1,877
Apple, Inc.	501	08/16/24	USD	220.00	USD	8,591	30,311

							4,721,276

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
Alphabet, Inc., Class C	239	04/19/24	USD	130.00	USD	3,639	$2,390
iShares Russell 2000 ETF	52	04/19/24	USD	198.00	USD	1,094	2,756
SPDR S&P 500 ETF Trust	744	04/19/24	USD	485.00	USD	38,916	27,900
Tesla, Inc.	108	04/19/24	USD	170.00	USD	1,899	71,550
3-Month SOFR Future	949	05/10/24	USD	94.75	USD	225,043	35,587
Abbott Laboratories	177	05/17/24	USD	105.00	USD	2,012	15,311
DAX Index	104	05/17/24	EUR	17,300.00	EUR	9,616	28,892
Tesla, Inc.	41	05/17/24	USD	190.00	USD	721	87,535
iShares iBoxx $ High Yield Corporate Bond ETF	260	06/21/24	USD	76.00	USD	2,021	69,810

							341,731

							$5,063,007

OTC Credit Default Swaptions Purchased

	Paid by the Trust	Received by the Trust	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Description	Rate/Reference	Rate/Reference
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/29	5.00%	iTraxx.XO.41.V1	Quarterly	Morgan Stanley & Co. International PLC	04/17/24	—	EUR 337.50	EUR	1,790	$1,869
Bought Protection on 5-Year Credit Default Swap, 12/20/28	5.00%	CDX.NA.HY.41.V2	Quarterly	BNP Paribas SA	04/17/24	—	USD 105.00	USD	1,960	728
Bought Protection on 5-Year Credit Default Swap, 12/20/28	5.00%	CDX.NA.HY.41.V2	Quarterly	Goldman Sachs International	04/17/24	—	USD 105.00	USD	1,570	584
Bought Protection on 5-Year Credit Default Swap, 06/20/29	5.00%	iTraxx.XO.41.V1	Quarterly	Morgan Stanley & Co. International PLC	05/15/24	—	EUR 350.00	EUR	2,185	6,387
Bought Protection on 5-Year Credit Default Swap, 06/20/29	5.00%	iTraxx.XO.41.V1	Quarterly	Goldman Sachs International	05/15/24	—	EUR 350.00	EUR	1,795	5,247
Bought Protection on 5-Year Credit Default Swap, 12/20/28	5.00%	CDX.NA.HY.41.V2	Quarterly	Goldman Sachs International	05/15/24	—	USD 104.50	USD	1,585	2,137
Bought Protection on 5-Year Credit Default Swap, 12/20/28	1.00%	iTraxx.EUR.40.V1	Quarterly	Deutsche Bank AG	06/19/24	—	EUR 67.50	EUR	5,960	3,981
Bought Protection on 5-Year Credit Default Swap, 12/20/28	5.00%	iTraxx.XO.40.V1	Quarterly	Deutsche Bank AG	06/19/24	—	EUR 400.00	EUR	1,986	6,788

										$27,721

(a)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 05/30/34	1-Day SOFR, 5.34%	Annual	3.67%	Annual	Citibank N.A.	05/28/24	3.67%	USD	6,303	$40,834
1-Year Interest Rate Swap, 05/30/25	1-Day SOFR, 5.34%	Semi-Annual	3.65%	Semi-Annual	Goldman Sachs International	05/28/24	3.65	USD	15,272	37,454
2-Year Interest Rate Swap, 05/30/26	6-mo. EURIBOR, 3.85%	Semi-Annual	2.85%	Annual	JPMorgan Chase Bank N.A.	05/28/24	2.85	EUR	12,304	13,334
1-Year Interest Rate Swap, 05/30/25	1-Day SOFR, 5.34%	Semi-Annual	3.60%	Semi-Annual	Goldman Sachs International	05/29/24	3.60	USD	15,272	33,014
2-Year Interest Rate Swap, 06/05/26	6-mo. EURIBOR, 3.85%	Semi-Annual	2.85%	Annual	Goldman Sachs International	06/03/24	2.85	EUR	12,385	15,965
2-Year Interest Rate Swap, 10/26/26	1-Day SOFR, 5.34%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	10/24/24	4.00	USD	19,216	105,472
10-Year Interest Rate Swap, 01/25/35	1-Day SOFR, 5.34%	Annual	3.00%	Annual	Goldman Sachs International	01/23/25	3.00	USD	12,685	104,596

										$350,669

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	413	04/05/24	USD	535.00	USD	21,603	$(3,924)
SPDR S&P 500 ETF Trust	505	04/05/24	USD	536.00	USD	26,415	(3,283)
SPDR S&P 500 ETF Trust	413	04/12/24	USD	538.00	USD	21,603	(15,281)
SPX Volatility Index	227	04/17/24	USD	35.00	USD	295	(1,589)
Advanced Micro Devices, Inc.	100	04/19/24	USD	250.00	USD	1,805	(750)
Eli Lilly & Co.	6	04/19/24	USD	700.00	USD	467	(49,500)
Merck & Co., Inc.	176	04/19/24	USD	135.00	USD	2,322	(15,312)
Micron Technology, Inc.	198	04/19/24	USD	105.00	USD	2,334	(264,825)
NVIDIA Corp.	119	04/19/24	USD	980.00	USD	10,752	(170,170)
NVIDIA Corp.	80	04/19/24	USD	850.00	USD	7,228	(569,800)
NVIDIA Corp.	90	04/19/24	USD	1,050.00	USD	8,132	(49,275)
Uber Technologies, Inc.	298	04/19/24	USD	95.00	USD	2,294	(1,341)
Caterpillar, Inc.	64	05/17/24	USD	410.00	USD	2,345	(15,904)
CF Industries Holdings, Inc.	196	05/17/24	USD	100.00	USD	1,631	(3,920)
Dexcom, Inc.	99	05/17/24	USD	135.00	USD	1,373	(105,435)
Eli Lilly & Co.	30	05/17/24	USD	840.00	USD	2,334	(50,625)
Freeport-McMoRan, Inc.	394	05/17/24	USD	55.00	USD	1,853	(21,276)
NVIDIA Corp.	69	05/17/24	USD	1,100.00	USD	6,235	(89,355)
Nikkei 225 Index	27	06/14/24	JPY	44,000.00	JPY	1,084,538	(38,347)
JPMorgan Chase & Co.	551	06/21/24	USD	230.00	USD	11,037	(37,192)

							(1,507,104)

Put
Adobe, Inc.	50	04/19/24	USD	500.00	USD	2,523	(46,125)
BMW AG	136	04/19/24	EUR	100.00	EUR	1,454	(3,521)
Daimler AG	54	04/19/24	EUR	65.00	EUR	399	(320)
Deckers Outdoor Corp.	5	04/19/24	USD	800.00	USD	471	(588)
Deckers Outdoor Corp.	12	04/19/24	USD	850.00	USD	1,130	(3,060)
iShares Russell 2000 ETF	52	04/19/24	USD	180.00	USD	1,094	(546)
Norfolk Southern Corp.	40	04/19/24	USD	240.00	USD	1,019	(4,900)
PNC Financial Services Group, Inc.	108	04/19/24	USD	130.00	USD	1,745	(1,080)
Salesforce, Inc.	36	04/19/24	USD	290.00	USD	1,084	(8,892)
SPDR S&P 500 ETF Trust	744	04/19/24	USD	475.00	USD	38,916	(21,204)
Tesla, Inc.	108	04/19/24	USD	145.00	USD	1,899	(11,502)
Wells Fargo & Co.	176	04/19/24	USD	55.00	USD	1,020	(8,184)
Adobe, Inc.	15	05/17/24	USD	520.00	USD	757	(39,937)
Adobe, Inc.	29	05/17/24	USD	450.00	USD	1,463	(8,947)
Advanced Micro Devices, Inc.	46	05/17/24	USD	170.00	USD	830	(35,535)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Amazon.com, Inc.	237	05/17/24	USD	150.00	USD	4,275	$(21,448)
Bank of America Corp.	321	05/17/24	USD	34.00	USD	1,217	(6,099)
Caterpillar, Inc.	64	05/17/24	USD	310.00	USD	2,345	(8,288)
Costco Wholesale Corp.	14	05/17/24	USD	725.00	USD	1,026	(18,550)
D.R. Horton, Inc.	62	05/17/24	USD	135.00	USD	1,020	(2,790)
D.R. Horton, Inc.	36	05/17/24	USD	125.00	USD	592	(1,260)
Danaher Corp.	118	05/17/24	USD	230.00	USD	2,947	(26,550)
DAX Index	104	05/17/24	EUR	16,300.00	EUR	9,616	(13,380)
Edwards Lifesciences Corp.	75	05/17/24	USD	80.00	USD	717	(2,438)
Eli Lilly & Co.	7	05/17/24	USD	720.00	USD	545	(9,992)
Freeport-McMoRan, Inc.	197	05/17/24	USD	40.00	USD	926	(6,797)
Oracle Corp.	90	05/17/24	USD	115.00	USD	1,130	(6,030)
Salesforce, Inc.	80	05/17/24	USD	270.00	USD	2,409	(13,600)
Walt Disney Co.	264	05/17/24	USD	110.00	USD	3,230	(31,416)
Nikkei 225 Index	27	06/14/24	JPY	37,000.00	JPY	1,084,538	(73,127)
Crowdstrike Holdings, Inc., Class A	23	06/21/24	USD	290.00	USD	737	(29,555)
Edwards Lifesciences Corp.	147	06/21/24	USD	80.00	USD	1,405	(9,555)
iShares iBoxx $ High Yield Corporate Bond ETF	520	06/21/24	USD	74.00	USD	4,042	(9,100)
Lam Research Corp.	9	06/21/24	USD	820.00	USD	874	(12,802)
Walmart, Inc.	143	06/21/24	USD	55.00	USD	860	(5,792)

							(502,910)

							$(2,010,014)

OTC Credit Default Swaptions Written

	Paid by the Trust	Received by the Trust			Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty						Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/29	iTraxx.XO.41.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	04/17/24	N/R	EUR 400.00	EUR	1,790	$(743)
Sold Protection on 5-Year Credit Default Swap, 06/20/29	iTraxx.XO.41.V1	5.00%	Quarterly	Goldman Sachs International	05/15/24	N/R	EUR 450.00	EUR	1,795	(1,664)

										$(2,407)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise		Notional

Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
1-Year Interest Rate Swap, 05/30/25	3.40%	Semi-Annual	1-Day SOFR, 5.34%	Semi-Annual	Goldman Sachs International	05/28/24	3.40%	USD	15,272	$(18,175)
2-Year Interest Rate Swap, 05/30/26	2.30%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	JPMorgan Chase Bank N.A.	05/28/24	2.30	EUR	12,304	(980)
1-Year Interest Rate Swap, 05/30/25	3.25%	Semi-Annual	1-Day SOFR, 5.34%	Semi-Annual	Goldman Sachs International	05/29/24	3.25	USD	15,272	(11,758)
2-Year Interest Rate Swap, 06/05/26	2.30%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	Goldman Sachs International	06/03/24	2.30	EUR	12,384	(1,388)
2-Year Interest Rate Swap, 10/26/26	3.30%	Annual	1-Day SOFR, 5.34%	Annual	JPMorgan Chase Bank N.A.	10/24/24	3.30	USD	19,216	(37,682)
10-Year Interest Rate Swap, 01/25/35	2.25%	Annual	1-Day SOFR, 5.34%	Annual	Goldman Sachs International	01/23/25	2.25	USD	12,685	(24,084)

										(94,067)

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 04/06/26	1-Day SOFR, 5.34%	Annual	4.40%	Annual	Citibank N.A.	04/04/24	4.40%	USD	15,980	$(44,878)
2-Year Interest Rate Swap, 04/06/26	1-Day SOFR, 5.34%	Annual	4.40%	Annual	Citibank N.A.	04/04/24	4.40	USD	5,845	(16,415)
5-Year Interest Rate Swap, 04/06/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Citibank N.A.	04/04/24	4.00	USD	7,990	(17,439)
5-Year Interest Rate Swap, 04/06/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Citibank N.A.	04/04/24	4.00	USD	2,572	(5,613)
2-Year Interest Rate Swap, 04/07/26	1-Day SOFR, 5.34%	Annual	4.45%	Annual	Goldman Sachs International	04/05/24	4.45	USD	7,990	(16,500)
5-Year Interest Rate Swap, 04/07/29	1-Day SOFR, 5.34%	Annual	4.05%	Annual	Goldman Sachs International	04/05/24	4.05	USD	7,990	(11,274)
2-Year Interest Rate Swap, 04/18/26	1-Day SOFR, 5.34%	Annual	4.05%	Annual	Deutsche Bank AG	04/16/24	4.05	USD	12,580	(110,533)
5-Year Interest Rate Swap, 04/18/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Deutsche Bank AG	04/16/24	4.00	USD	12,579	(43,731)
2-Year Interest Rate Swap, 04/24/26	1-Day SOFR, 5.34%	Annual	4.30%	Annual	Deutsche Bank AG	04/22/24	4.30	USD	15,182	(66,698)
5-Year Interest Rate Swap, 04/24/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Deutsche Bank AG	04/22/24	4.00	USD	6,326	(24,744)
5-Year Interest Rate Swap, 04/28/29	6-mo. EURIBOR, 3.85%	Semi-Annual	2.90%	Annual	JPMorgan Chase Bank N.A.	04/26/24	2.90	EUR	8,865	(4,299)
5-Year Interest Rate Swap, 05/04/29	1-Day SOFR, 5.34%	Annual	4.00%	Annual	Deutsche Bank AG	05/02/24	4.00	USD	12,652	(56,429)
2-Year Interest Rate Swap, 05/08/26	1-Day SOFR, 5.34%	Annual	4.50%	Annual	Goldman Sachs International	05/06/24	4.50	USD	12,488	(25,166)
2-Year Interest Rate Swap, 05/24/26	1-Day SOFR, 5.34%	Annual	4.75%	Annual	Deutsche Bank AG	05/22/24	4.75	USD	25,946	(17,673)
1-Year Interest Rate Swap, 05/30/25	1-Day SOFR, 5.34%	Semi-Annual	4.15%	Semi-Annual	Goldman Sachs International	05/28/24	4.15	USD	15,272	(13,469)
2-Year Interest Rate Swap, 05/30/26	6-mo. EURIBOR, 3.85%	Semi-Annual	3.50%	Annual	JPMorgan Chase Bank N.A.	05/28/24	3.50	EUR	12,304	(1,463)
1-Year Interest Rate Swap, 05/30/25	1-Day SOFR, 5.34%	Semi-Annual	4.10%	Semi-Annual	Goldman Sachs International	05/29/24	4.10	USD	15,272	(16,733)
2-Year Interest Rate Swap, 06/05/26	6-mo. EURIBOR, 3.85%	Semi-Annual	3.50%	Annual	Goldman Sachs International	06/03/24	3.50	EUR	12,384	(1,776)
5-Year Interest Rate Swap, 06/09/29	6-mo. EURIBOR, 3.85%	Semi-Annual	2.87%	Annual	Goldman Sachs International	06/07/24	2.87	EUR	6,519	(12,179)
2-Year Interest Rate Swap, 07/20/26	1-Day SOFR, 5.34%	Annual	4.37%	Annual	Deutsche Bank AG	07/18/24	4.37	USD	24,757	(90,795)
5-Year Interest Rate Swap, 07/20/29	1-Day SOFR, 5.34%	Annual	4.17%	Annual	Citibank N.A.	07/18/24	4.17	USD	8,826	(44,257)
2-Year Interest Rate Swap, 11/23/26	1-Day SOFR, 5.34%	Annual	5.00%	Annual	JPMorgan Chase Bank N.A.	11/21/24	5.00	USD	24,755	(30,562)

										(672,626)

										$(766,693)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

iTraxx.XO.38.V2	5.00%	Quarterly	12/20/27	EUR	831	$(86,096)	$(10,446)	$(75,650)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

iTraxx.EUR.40.V1	1.00%	Quarterly	12/20/28	EUR	166	$(3,948)	$(3,346)	$(602)

iTraxx.XO.40.V1	5.00	Quarterly	12/20/28	EUR	6,951	(584,352)	(536,916)	(47,436)

						$(674,396)	$(550,708)	$(123,688)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	B	USD	3,316	$249,682	$95,805	$153,877

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.34%	At Termination	5.45%	At Termination	N/A		10/02/24	USD	187,577	$111,274	$3,939	$107,335
28-Day MXIBTIIE, 11.25%	Monthly	9.78%	Monthly	N/A		02/04/25	MXN	46,651	(26,928)	3	(26,931)
28-Day MXIBTIIE, 11.25%	Monthly	9.79%	Monthly	N/A		02/04/25	MXN	23,326	(13,338)	1	(13,339)
28-Day MXIBTIIE, 11.25%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	23,326	(13,148)	1	(13,149)
28-Day MXIBTIIE, 11.25%	Monthly	9.95%	Monthly	N/A		02/07/25	MXN	510,185	(243,019)	46	(243,065)
1-Day SOFR, 5.34%	Annual	5.00%	Annual	N/A		10/02/25	USD	84,698	90,760	10,735	80,025
0.28%	Annual	Tokyo Overnight Average Rate, 0.07%	Annual	N/A		03/09/26	JPY	2,930,801	1,719	90	1,629
1-Day SOFR, 5.34%	At Termination	4.17%	At Termination	10/23/25	(a)	10/23/26	USD	9,509	38,002	17	37,985
1-Day SOFR, 5.34%	At Termination	4.21%	At Termination	10/27/25	(a)	10/27/26	USD	18,989	83,850	35	83,815
1-Day SOFR, 5.34%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	4,700	(33,033)	21	(33,054)
1-Day MIBOR, 7.90%	Semi-Annual	6.34%	Semi-Annual	N/A		03/20/27	INR	602,249	(11,712)	48	(11,760)
1-Day SOFR, 5.34%	Annual	3.30%	Annual	10/23/25	(a)	10/23/27	USD	3,403	(20,985)	15	(21,000)
1-Day SOFR, 5.34%	Annual	4.20%	Annual	10/23/25	(a)	10/23/27	USD	4,949	49,073	23	49,050
1-Day SOFR, 5.34%	Annual	3.92%	Annual	11/03/25	(a)	11/03/27	USD	2,364	11,975	11	11,964
1-Day SOFR, 5.34%	Annual	3.95%	Annual	11/03/25	(a)	11/03/27	USD	2,364	13,238	11	13,227
1-Day SOFR, 5.34%	Annual	3.99%	Annual	11/03/25	(a)	11/03/27	USD	4,728	29,425	22	29,403
1-Day SOFR, 5.34%	Annual	4.07%	Annual	11/03/25	(a)	11/03/27	USD	9,541	73,859	43	73,816
1-Day SOFR, 5.34%	Annual	3.86%	Annual	11/10/25	(a)	11/10/27	USD	9,919	40,622	45	40,577
1-Day SOFR, 5.34%	Annual	3.48%	Annual	01/23/26	(a)	01/23/28	USD	13,665	(29,218)	59	(29,277)
3.45%	Annual	1-Day SOFR, 5.34%	Annual	N/A		01/26/28	USD	11,825	32,355	51	32,304
1-Day SOFR, 5.34%	Annual	4.00%	Annual	N/A		01/26/28	USD	11,825	82,563	51	82,512
3.27%	Annual	1-Day SOFR, 5.34%	Annual	02/05/26	(a)	02/05/28	USD	11,932	69,146	52	69,094
1-Day SOFR, 5.34%	Annual	3.87%	Annual	02/05/26	(a)	02/05/28	USD	11,933	57,564	52	57,512
1-Day SONIA, 5.19%	Annual	4.86%	Annual	N/A		06/20/28	GBP	6,370	267,140	(15)	267,155
28-Day MXIBTIIE, 11.25%	Monthly	9.13%	Monthly	N/A		08/15/28	MXN	104,580	38,901	51	38,850
1-Day SOFR, 5.34%	Annual	4.42%	Annual	N/A		10/02/28	USD	135,611	1,490,030	29,280	1,460,750
1-Day SOFR, 5.34%	Annual	4.40%	Annual	N/A		10/31/28	USD	6,490	73,975	57	73,918
1-Day SONIA, 5.19%	Annual	4.12%	Annual	N/A		11/17/28	GBP	3,004	25,941	135	25,806
1-Day SONIA, 5.19%	Annual	4.12%	Annual	N/A		11/21/28	GBP	3,004	26,869	136	26,733
1-Day SOFR, 5.34%	Annual	3.25%	Annual	12/15/26	(a)	12/15/28	USD	21,108	(106,085)	96	(106,181)
6-mo. EURIBOR, 3.85%	Semi-Annual	3.00%	Annual	N/A		03/05/29	EUR	7,713	114,136	81	114,055
1-Day MIBOR, 7.90%	Semi-Annual	6.26%	Semi-Annual	N/A		03/20/29	INR	172,172	(7,472)	23	(7,495)
1-Day MIBOR, 7.90%	Semi-Annual	6.30%	Semi-Annual	N/A		03/20/29	INR	210,432	(5,103)	28	(5,131)
1-Day SOFR, 5.34%	Annual	3.79%	Annual	N/A		03/29/29	USD	17,015	(148,526)	154	(148,680)
1-Day SOFR, 5.34%	Annual	3.14%	Annual	05/12/28	(a)	05/12/33	USD	6,701	(124,710)	62	(124,772)
1-Day SOFR, 5.34%	Annual	4.31%	Annual	N/A		09/29/33	USD	26,166	825,500	2,175	823,325
1-Day SOFR, 5.34%	Annual	4.00%	Annual	N/A		01/12/34	USD	4,817	49,169	75	49,094

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 5.34%	Annual	4.00%	Annual	N/A		01/17/34	USD	1,389	$14,483	$22	$14,461
1-Day MIBOR, 7.90%	Semi-Annual	6.34%	Semi-Annual	N/A		03/20/34	INR	110,771	(6,278)	23	(6,301)
1-Day MIBOR, 7.90%	Semi-Annual	6.35%	Semi-Annual	N/A		03/20/34	INR	110,771	(5,313)	23	(5,336)
3.46%	Annual	1-Day SOFR, 5.34%	Annual	12/15/26	(a)	12/15/36	USD	4,824	71,732	80	71,652
3.65%	Annual	1-Day SOFR, 5.34%	Annual	N/A		11/03/53	USD	2,577	(877)	82	(959)
1-Day SOFR, 5.34%	Annual	4.00%	Annual	N/A		11/03/53	USD	2,577	165,269	82	165,187

									$3,152,825	$48,021	$3,104,804

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Amount Notional (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paramount Global Class B	1.00%	Quarterly	Goldman Sachs International	12/20/28	USD	155	$8,069	$7,116	$953
Paramount Global Class B	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	255	13,275	17,350	(4,075)
Paramount Global Class B	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	255	13,276	17,824	(4,548)

							$34,620	$42,290	$(7,670)

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 0.04%	At Termination	12.81%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	136,435	$635,387	$—	$635,387
1-Day BZDIOVER, 0.04%	At Termination	13.18%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,068	43,873	—	43,873
1-Day BZDIOVER, 0.04%	At Termination	13.21%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,065	44,693	—	44,693
1-Day BZDIOVER, 0.04%	At Termination	13.25%	At Termination	Citibank N.A.	N/A	01/02/25	BRL	3,716	24,101	—	24,101
1-Day BZDIOVER, 0.04%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	(36,961)	—	(36,961)
1-Day BZDIOVER, 0.04%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	29,050	(15,896)	—	(15,896)
1-Day BZDIOVER, 0.04%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(44,146)	—	(44,146)
1-Day BZDIOVER, 0.04%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(43,894)	—	(43,894)
1-Day BZDIOVER, 0.04%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(40,311)	—	(40,311)

									$566,846	$—	$566,846

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
1-Day SOFR minus 0.30%, 5.34%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	06/17/24	USD	4,884	$32,964	$—	$32,964
1-Day SOFR minus 0.30%, 5.34%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	06/17/24	USD	5,491	37,059	—	37,059

									$70,023	$—	$70,023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$65,150,259	$—	$65,150,259
Common Stocks
Canada	10,085,820	—	—	10,085,820
China	—	14,811,201	—	14,811,201
Denmark	—	985,781	—	985,781
Finland	—	7,639,166	—	7,639,166
France	3,028,520	51,436,284	—	54,464,804
Germany	—	27,903,016	—	27,903,016
Hong Kong	—	3,122,475	—	3,122,475
Israel	5,931,711	—	—	5,931,711
Italy	2,532,057	17,281,007	—	19,813,064
Japan	—	54,286,471	—	54,286,471
Netherlands	—	31,058,622	—	31,058,622
Norway	648,720	—	—	648,720
South Korea	5,763,701	3,976,734	—	9,740,435
Spain	—	8,231,233	—	8,231,233
Sweden	—	3,394,348	—	3,394,348
Switzerland	—	13,164,074	—	13,164,074
Taiwan	15,626,159	—	—	15,626,159
United Kingdom	9,961,825	20,982,570	256,624	31,201,019

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
United States	$784,971,118	$35,350,410	$2,962,159	$823,283,687
Zambia	171,897	—	—	171,897
Corporate Bonds	—	146,896,709	44,391,835	191,288,544
Fixed Rate Loan Interests	—	—	4,077,499	4,077,499
Floating Rate Loan Interests	—	8,674,461	25,994,881	34,669,342
Foreign Agency Obligations	—	3,105,082	—	3,105,082
Investment Companies	12,383,302	—	—	12,383,302
Municipal Bonds	—	2,871,736	—	2,871,736
Non-Agency Mortgage-Backed Securities	—	35,181,047	—	35,181,047
Preferred Securities
Capital Trust	—	702,220	—	702,220
Preferred Stocks	—	—	25,737,220	25,737,220
U.S. Government Sponsored Agency Securities	—	121,149,608	—	121,149,608
U.S. Treasury Obligations	—	6,874,684	—	6,874,684
Warrants	—	—	1,513,673	1,513,673
Short-Term Securities
Money Market Funds	375,359,764	—	—	375,359,764
Options Purchased
Credit Contracts	—	27,721	—	27,721
Equity Contracts	5,027,420	—	—	5,027,420
Interest Rate Contracts	35,587	350,669	—	386,256
Unfunded Floating Rate Loan Interests(a)	—	—	520	520

	$1,231,527,601	$684,607,588	$104,934,411	$2,021,069,600

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$154,830	$—	$154,830
Equity Contracts	1,996,181	456,901	—	2,453,082
Foreign Currency Exchange Contracts	—	5,915,854	—	5,915,854
Interest Rate Contracts	427,296	4,649,288	—	5,076,584
Liabilities
Commodity Contracts	(87,162)	—	—	(87,162)
Credit Contracts	—	(134,718)	—	(134,718)
Equity Contracts	(2,182,670)	—	—	(2,182,670)
Foreign Currency Exchange Contracts	—	(400,343)	—	(400,343)
Interest Rate Contracts	(799,407)	(1,744,331)	—	(2,543,738)

	$(645,762)	$8,897,481	$—	$8,251,719

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interest
Assets
Opening balance, as of December 31, 2023	$500,050	$3,472,508	$34,946,485	$4,062,028	$24,747,984	$16,583,496	$(44,834)
Transfers into Level 3	—	—	—	—	—	2,487,113	—
Transfers out of Level 3	(500,050)	—	—	—	(2,787,809)	—	—
Other(a)	—	(3,128,485)	—	—	—	3,128,485	—
Accrued discounts/premiums	—	—	60,483	2,298	13,436	—	—
Net realized gain (loss)	—	(41)	(743,171)	—	(3,725)	—	—
Net change in unrealized appreciation (depreciation)(b)	—	(40,978)	(174,151)	13,173	849	(1,426,390)	45,354

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interest
Purchases	$—	$2,915,779	$17,389,341	$—	$4,942,671	$4,964,516	$—
Sales	—	—	(7,087,152)	—	(918,525)	—	—

Closing balance, as of March 31, 2024	$—	$3,218,783	$44,391,835	$4,077,499	$25,994,881	$25,737,220	$520

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(b)	$—	$(40,978)	$29,797	$13,173	$849	$(1,426,390)	$(1,943)

	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$715,474	$84,983,191
Transfers into Level 3	—	2,487,113
Transfers out of Level 3	—	(3,287,859)
Other(a)	—	—
Accrued discounts/premiums	—	76,217
Net realized gain (loss)	(20,397)	(767,334)
Net change in unrealized appreciation (depreciation)(b)	818,596	(763,547)
Purchases	—	30,212,307
Sales	—	(8,005,677)

Closing balance, as of March 31, 2024	$1,513,673	$104,934,411

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(b)	$840,960	$(584,532)

(a)	Certain Level 3 investments were re-classified between Common Stock and Preferred Stocks.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $4,872,209. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$3,218,783	Market	Gross Profit Multiple	15.75x		—
			Revenue Multiple	1.88x		—
			Time to Exit	0.1 years		—
			Volatility	88%		—
			EBITDA	12.40x		—

Corporate Bonds	44,391,835	Income	Discount Rate	8%- 26%		13%

Floating Rate Loan Interests	25,113,209	Income	Discount Rate	7%- 15%		11%

Fixed Rate Loan Interests	4,077,499	Income	Credit Spread	8%		—

Preferred Stocks	21,747,203	Market	Revenue Multiple	2.95x - 17.50x		10.91x
			Time to Exit	0.5 - 3.0 years		2.2 years
			Volatility	34% - 90%		68%
			Market Adjustment Multiple	1.00x		—
			EBITDA	7.25x		—
			Direct Profit Multiple	4.50x		—

Warrants	1,513,673	Market	Revenue Multiple	6.28x -10.25x		7.89x
			Volatility	38% - 88%		69%
			Time to Exit	0.1 - 3.0 years		3.0 years

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock ESG Capital Allocation Term Trust (ECAT)

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
	Income	Discount Rate	26%		—

$100,062,202

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MIBOR	Mumbai InterBank Overnight Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

PIK	Payment-in-Kind

RB	Revenue Bond

S&P	Standard & Poor’s

Portfolio Abbreviation (continued)

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	21